LONG-TERM BANK LOANS, NET OF CURRENT MATURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
Schedule of Maturity of Long-Term Loans
2013 (Current maturities)	$424
2014	464
2015	399
2016	325

$1,612

Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Schedule of Long-Term Loans
	Weighted interest rate as of December 31, 2012	December 31,
Loan currency	%	2012	2011

NIS	4.97 (Prime minus 0.5 up to Prime plus 1.5)	$1,612	$2,190

		1,612	2,190
Less - current maturities	4.97	424	660

		$1,188	$1,530